UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:    0001916751

RUN 2022-NQM1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):     Not applicable

Central Index Key Number of underwriter (if applicable):      Not applicable

Jamie Raboy, (212) 500-3000

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary

Schedule 1 – Consolidated Due Diligence Standard

Schedule 2 – Consolidated Grading Summary Report

Schedule 3 – Consolidated Supplemental Data

Schedule 4 – Consolidated Valuations Summary Report

Schedule 5 – Consolidated Data Compare Report

99.2	Incenter LLC d/b/a Edgemac (“EdgeMAC”) Narrative

Schedule 1 – EdgeMAC Exception Report

Schedule 2 – EdgeMAC Loan Level Exception Report

Schedule 3 – EdgeMAC Rating Agency Grades

Schedule 4 – EdgeMAC Supplemental Data

Schedule 5 – EdgeMAC Tape Compare Report

Schedule 6 – EdgeMAC Valuation Summary Report

99.3	Evolve Mortgage Services, LLC (“Evolve”) Narrative

Schedule 1 – Evolve Rating Agency Grades

Schedule 2 – Evolve Exception Detail

Schedule 3 – Evolve Valuation Report

Schedule 4 – Evolve Data Compare

Schedule 5 – Evolve QM ATR Data

99.4	Wipro Opus Risk Solutions, LLC (“Opus”) Narrative

Schedule 1 – Opus ATR Report

Schedule 2 – Opus Data Compare Report

Schedule 3 – Opus Exception Report

Schedule 4 – Opus Rating Agency Grades Report

Schedule 5 – Opus Valuation Report

99.5	Inglet Blair, LLC (“Inglet”) Narrative

Schedule 1 – Inglet Loan Summary

Schedule 2 – Inglet Exception Report

Schedule 3 – Inglet Final Grading Summary

Schedule 4 – Inglet QM Summary

Schedule 5 – Inglet Supplemental Data

Schedule 6 – Inglet Data Comparison

Schedule 7 – Inglet Valuation Report

Schedule 8 – Inglet Client Supplemental

99.6	Selene Diligence LLC (“Selene”) Narrative

Schedule 1 – Selene Data Compare

Schedule 2 – Selene Standard Findings Report

Schedule 3 – Selene Rating Agency Grades

Schedule 4 – Selene Supplemental Data

Schedule 5 – Selene Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RUN 2022-NQM1 Depositor, LLC

By: Marathon Secured Private Strategies Master Fund II B, L.P., its managing member

By: Marathon Secured Private Strategies Fund II GP, LLC, its general partner

Date: March 22, 2022	By:	/s/ Jamie Raboy
	Name:	Jamie Raboy
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary

Schedule 1 – Consolidated Due Diligence Standard

Schedule 2 – Consolidated Grading Summary Report

Schedule 3 – Consolidated Supplemental Data

Schedule 4 – Consolidated Valuations Summary Report

Schedule 5 – Consolidated Data Compare Report

99.2	Incenter LLC d/b/a Edgemac (“EdgeMAC”) Narrative

Schedule 1 – EdgeMAC Exception Report

Schedule 2 – EdgeMAC Loan Level Exception Report

Schedule 3 – EdgeMAC Rating Agency Grades

Schedule 4 – EdgeMAC Supplemental Data

Schedule 5 – EdgeMAC Tape Compare Report

Schedule 6 – EdgeMAC Valuation Summary Report

99.3	Evolve Mortgage Services, LLC (“Evolve”) Narrative

Schedule 1 – Evolve Rating Agency Grades

Schedule 2 – Evolve Exception Detail

Schedule 3 – Evolve Valuation Report

Schedule 4 – Evolve Data Compare

Schedule 5 – Evolve QM ATR Data

99.4	Wipro Opus Risk Solutions, LLC (“Opus”) Narrative

Schedule 1 – Opus ATR Report

Schedule 2 – Opus Data Compare Report

Schedule 3 – Opus Exception Report

Schedule 4 – Opus Rating Agency Grades Report

Schedule 5 – Opus Valuation Report

99.5	Inglet Blair, LLC (“Inglet”) Narrative

Schedule 1 – Inglet Loan Summary

Schedule 2 – Inglet Exception Report

Schedule 3 – Inglet Final Grading Summary

Schedule 4 – Inglet QM Summary

Schedule 5 – Inglet Supplemental Data

Schedule 6 – Inglet Data Comparison

Schedule 7 – Inglet Valuation Report

Schedule 8 – Inglet Client Supplemental

99.6	Selene Diligence LLC (“Selene”) Narrative

Schedule 1 – Selene Data Compare

Schedule 2 – Selene Standard Findings Report

Schedule 3 – Selene Rating Agency Grades

Schedule 4 – Selene Supplemental Data

Schedule 5 – Selene Valuation Report